As filed with the Securities and Exchange Commission on January 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
November 30, 2016 (Unaudited)
	Principal
MUNICIPAL BONDS - 97.15%	Amount	Value
Alabama - 4.46%
County of Jefferson Alabama Revenue Bonds
5.25%, 1/1/2019 (Callable 1/3/2017)	$500,000	$504,905
5.25%, 1/1/2020 (Callable 1/3/2017)	300,000	302,937
5.50%, 1/1/2021 (Callable 1/3/2017) (AGM Insured)	275,000	277,060
5.50%, 1/1/2022 (Callable 1/3/2017)	145,000	146,414
5.25%, 1/1/2023 (Callable 1/3/2017) (AGM Insured)	100,000	100,747
5.25%, 1/1/2023 (Callable 1/3/2017)	100,000	100,975
5.00%, 1/1/2024 (Callable 1/3/2017)	500,000	503,240
4.75%, 1/1/2025 (Callable 1/3/2017) (AMBAC Insured)	655,000	655,648
4.75%, 1/1/2025 (Callable 1/3/2017) (AGM Insured)	800,000	802,296
4.75%, 1/1/2025 (Callable 1/3/2017)	1,000,000	1,007,470
		4,401,692
California - 5.84%
Bay Area Toll Authority Revenue Bonds
5.00%, 10/1/2054 (Callable 10/1/2024)	1,000,000	1,088,960
California Statewide Communities Development Revenue Bonds
5.25%, 12/1/2029 (Callable 12/1/2024)	1,000,000	1,060,880
5.25%, 12/1/2044 (Callable 12/1/2024)	500,000	512,780
Palomar Health California Revenue Refunding Bonds
5.00%, 11/1/2028 (Callable 11/1/2026)	1,345,000	1,471,336
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
5.25%, 1/15/2049 (Callable 1/15/2025)	1,550,000	1,634,661
		5,768,617
Colorado - 0.54%
Denver Colorado Convention Center Hotel Authority Revenue Bonds
5.00%, 12/1/2033 (Callable 12/1/2026)	500,000	532,345
District of Columbia - 1.15%
District of Columbia Revenue Bonds
6.50%, 10/1/2041 (Callable 4/1/2021)	1,100,000	1,131,911

Florida - 14.07%
Alachua County Health Facilities Authority Revenue Bonds
5.00%, 12/1/2036 (Callable 12/1/2024)	1,000,000	1,065,690
Babcock Ranch Community Independent Special District Revenue Bonds
4.25%, 11/1/2021	595,000	584,153
4.75%, 11/1/2026 (Callable 11/1/2025)	925,000	881,386
5.00%, 11/1/2031 (Callable 11/1/2025)	155,000	144,635
5.25%, 11/1/2046 (Callable 11/1/2025)	265,000	238,187
Central Florida Expressway Authority Revenue Bonds
4.00%, 7/1/2039 (Callable 7/1/2026)	660,000	630,643
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/1/2043 (Callable 11/1/2023)	1,000,000	1,083,770
Collier County Health Facilities Authority Revenue Bonds
5.00%, 5/1/2045 (Callable 5/1/2025)	2,255,000	2,429,559
Florida Gulf Coast University Financing Corp. Revenue Bonds
5.00%, 2/1/2043 (Callable 2/1/2023)	600,000	640,518
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 4/1/2032 (Callable 4/1/2022)	500,000	534,855
Halifax Hospital Medical Center Florida Hospital Revenue Bonds
5.00%, 6/1/2036 (Callable 6/1/2026)	1,000,000	1,085,720
Lee County Industrial Development Authority Revenue Bonds
4.50%, 10/1/2032 (Callable 10/1/2022)	500,000	496,615
5.50%, 10/1/2047 (Callable 10/1/2022)	1,000,000	1,069,280
Midtown Miami Community Development District Special Assessment
5.00%, 5/1/2037 (Callable 5/1/2023)	350,000	353,997
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 6/1/2034 (Callable 6/1/2022)	750,000	868,628
Talis Park Community Development District Special Assessment
5.25%, 5/1/2021	400,000	392,900
Town of Davie Florida Revenue Bonds
6.00%, 4/1/2042 (Callable 4/1/2023)	500,000	579,530
Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 5/1/2038 (Callable 5/1/2017)	825,000	826,238
		13,906,304
Georgia - 2.12%
Municipal Electric Authority of Georgia Revenue Bonds
5.00%, 7/1/2060 (Callable 7/1/2025)	2,000,000	2,097,960

GU - 1.64%
Guam Government Waterworks Authority Revenue Bonds
5.00%, 7/1/2035 (Callable 7/1/2024)	500,000	538,920
Guam Power Authority Revenue Bonds
5.00%, 10/1/2021	495,000	548,123
5.00%, 10/1/2034 (Callable 10/1/2022)	500,000	534,045
		1,621,088
Illinois - 13.55%
Chicago Board of Education General Obligation Bonds
5.00%, 12/1/2022 (Callable 12/1/2017) (AGM Insured)	220,000	223,630
5.50%, 12/1/2026 (AGC Insured)	575,000	625,261
5.00%, 12/1/2042 (Callable 12/1/2022) (AGM Insured)	1,000,000	1,013,410
Chicago Illinois Wastewater Transmission Revenue Bonds
5.00%, 1/1/2027 (Callable 1/1/2022)	345,000	371,344
City of Chicago Illinois General Obligation Bonds
4.00%, 1/1/2017 (AMBAC Insured)	280,000	280,655
4.00%, 1/1/2020 (Callable 1/1/2018)	225,000	221,798
5.00%, 1/1/2024	500,000	497,335
5.00%, 1/1/2025	1,100,000	1,086,317
5.00%, 1/1/2029 (Callable 1/1/2020) (AGM Insured)	500,000	521,655
5.25%, 1/1/2033 (Callable 1/1/2018)	340,000	326,784
5.50%, 1/1/2039 (Callable 1/1/2025)	1,000,000	959,270
City of Chicago Illinois Sales Tax Revenue Bonds
5.00%, 1/1/2032 (Callable 1/1/2025)	250,000	254,980
City of Chicago Illinois Waterworks Revenue Bonds
5.00%, 11/1/2026	275,000	303,694
5.00%, 11/1/2044 (Callable 11/1/2024)	1,000,000	1,059,520
Metropolitan Pier & Exposition Authority Revenue Bonds
5.20%, 6/15/2050 (Callable 6/15/2020)	2,000,000	2,049,100
State of Illinois General Obligation Bonds
5.00%, 2/1/2021	600,000	623,664
5.25%, 7/1/2030 (Callable 7/1/2023)	500,000	505,795
5.00%, 3/1/2034 (Callable 12/2/2016) (AMBAC Insured)	1,000,000	1,000,000
5.00%, 5/1/2034 (Callable 5/1/2024)	500,000	489,735
5.00%, 2/1/2039 (Callable 2/1/2024)	1,000,000	968,689
		13,382,636

Iowa - 1.08%
Iowa Higher Education Loan Authority Revenue Bonds
5.00%, 10/1/2037 (Callable 10/1/2025)	1,105,000	1,066,115
Maine - 1.48%
Maine Health & Higher Education Facilities Authority Revenue Bonds
5.00%, 7/1/2024 (Callable 7/1/2023)	850,000	904,740
5.00%, 7/1/2027 (Callable 7/1/2023)	300,000	310,860
5.00%, 7/1/2033 (Callable 7/1/2023)	245,000	248,967
		1,464,567
Maryland - 1.95%
City of Baltimore Maryland Revenue Bonds
5.25%, 9/1/2023 (Callable 1/3/2017) (XLCA Insured)	205,000	205,439
5.25%, 9/1/2025 (Callable 1/3/2017) (XLCA Insured)	50,000	50,085
5.25%, 9/1/2026 (Callable 1/3/2017) (XLCA Insured)	50,000	50,076
5.00%, 9/1/2032 (Callable 1/3/2017) (XLCA Insured)	75,000	75,137
5.25%, 9/1/2039 (Callable 1/3/2017) (XLCA Insured)	505,000	505,388
Maryland State Economic Development Corp. Student Housing Refunding Revenue Bonds
5.00%, 7/1/2039 (Callable 7/1/2025)	1,000,000	1,044,610
		1,930,735
Massachusetts - 2.16%
Massachusetts Development Finance Agency Revenue Bonds
5.00%, 7/1/2028 (Callable 7/1/2026)	1,000,000	1,085,480
5.00%, 7/1/2044 (Callable 7/1/2025)	500,000	522,305
5.125%, 7/1/2044 (Callable 7/1/2024)	500,000	526,735
		2,134,520
Michigan - 8.43%
City of Detroit Michigan General Obligation Bonds
5.25%, 4/1/2023 (Callable 1/3/2017) (AMBAC Insured)	58,900	55,343
City of Detroit Michigan Sewage Disposal System Revenue Bonds
7.00%, 7/1/2027 (Callable 7/1/2019) (AGM Insured)	1,000,000	1,121,510
County of Wayne Michigan General Obligation Bonds
5.00%, 2/1/2038 (Callable 2/1/2018) (AGM Insured)	1,000,000	1,006,410
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/1/2020 (AGM Insured)	565,000	611,019
5.00%, 10/1/2026 (Callable 10/1/2022) (AGM Insured)	250,000	267,683

Michigan Finance Authority Revenue Bonds
5.00%, 7/1/2032 (Callable 7/1/2024) (AGM Insured)	1,000,000	1,096,910
5.00%, 7/1/2034 (Callable 7/1/2024) (NATL Insured)	870,000	942,880
5.00%, 7/1/2035 (Callable 7/1/2025)	1,000,000	1,057,800
5.00%, 7/1/2044 (Callable 7/1/2024)	1,500,000	1,594,095
Ypsilanti Michigan School District General Obligation Bonds
5.00%, 5/1/2027 (Callable 5/1/2026) (BAM Insured)	500,000	574,775
		8,328,425
Minnesota - 5.94%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
3.00%, 2/1/2000 (b) (c)	15,000	8,700
3.00%, 2/1/2002 (b) (c)	30,000	17,400
3.00%, 2/1/2005 (b) (c)	20,000	11,600
3.00%, 2/1/2006 (b) (c)	20,000	11,600
3.00%, 2/1/2007 (b) (c)	65,000	37,700
3.00%, 6/1/2008 (b) (c)	10,000	5,800
3.00%, 2/1/2017 (b) (c)	450,000	261,000
3.00%, 2/1/2025 (b) (c)	9,500,000	5,510,000
		5,863,800
New Hampshire - 0.58%
Manchester New Hampshire Airport Revenue Bonds
5.00%, 1/1/2023	515,000	570,872
New Jersey - 6.44%
New Jersey Economic Development Authority School Facilities Construction Bonds
5.00%, 6/15/2025	500,000	522,220
5.00%, 3/1/2030 (Callable 3/1/2023)	750,000	769,740
5.00%, 6/15/2034 (Callable 6/15/2024)	1,000,000	1,016,290
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00%, 6/15/2025 (Callable 6/15/2023)	1,000,000	1,044,090
4.625%, 6/15/2030 (Callable 6/15/2025)	1,000,000	946,850
5.00%, 6/15/2044 (Callable 6/15/2024)	1,000,000	1,014,390
South Jersey Transportation Authority Revenue Bonds
5.00%, 11/1/2039 (Callable 11/1/2024)	1,000,000	1,045,770
		6,359,350
New York - 5.92%
Brooklyn Arena Local Development Corp. Revenue Bonds
5.00%, 7/15/2042 (Callable 1/15/2027)	2,000,000	2,115,420

New York City Industrial Development Agency Revenue Bonds
5.00%, 1/1/2019 (Callable 1/3/2017) (AMBAC Insured)	510,000	511,342
5.00%, 1/1/2031 (Callable 1/3/2017) (AMBAC Insured)	70,000	70,151
5.00%, 1/1/2046 (Callable 1/3/2017) (AMBAC Insured)	1,400,000	1,402,702
New York Liberty Development Corp. Revenue Bonds
5.25%, 10/1/2035	1,500,000	1,750,590
		5,850,205
Ohio - 1.41%
City of Cleveland Ohio Airport System Revenue Bonds
5.00%, 1/1/2031 (Callable 1/1/2022)	1,280,000	1,395,814
Pennsylvania - 3.85%
Pennsylvania Turnpike Commission Revenue Bonds
5.00%, 12/1/2030 (Callable 12/1/2025)	500,000	553,350
5.00%, 12/1/2040 (Callable 12/1/2025)	1,500,000	1,611,150
School District of Philadelphia General Obligation Bonds
5.00%, 9/1/2027 (Callable 9/1/2026)	1,500,000	1,635,090
		3,799,590
Puerto Rico - 6.07%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 7/1/2020 (NATL Insured)	665,000	724,910
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.00%, 7/1/2028 (Callable 7/1/2018) (AGC Insured)	1,000,000	1,036,720
Puerto Rico Electric Power Authority Revenue Bonds
5.00%, 7/1/2022 (Callable 1/3/2017) (NATL Insured)	395,000	399,890
5.00%, 7/1/2023 (Callable 1/3/2017) (NATL Insured)	180,000	182,093
5.00%, 7/1/2024 (Callable 1/3/2017) (NATL Insured)	420,000	424,570
5.00%, 7/1/2024 (Callable 7/1/2017) (AGM Insured)	450,000	457,767
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.00%, 7/1/2018 (Callable 1/3/2017) (NATL Insured)	195,000	198,151
4.75%, 7/1/2038 (Callable 7/1/2018) (NATL Insured)	1,685,000	1,698,901
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 8/1/2022 (AGC Insured)	815,000	870,412
		5,993,414
Tennessee - 0.74%
Chattanooga Tennessee Health, Educational, and Student Housing Facility Board Revenue Bonds
5.00%, 10/1/2029 (Callable 10/1/2025)	500,000	564,985
5.00%, 10/1/2030 (Callable 10/1/2025)	150,000	164,412
		729,397

Texas - 2.85%
Austin Convention Enterprises Inc. Revenue Bonds
5.00%, 1/1/2034 (Callable 1/3/2017) (XLCA Insured)	1,760,000	1,761,126
Central Texas Turnpike System Revenue Bonds
5.00%, 8/15/2034 (Callable 8/15/2024)	1,000,000	1,050,060
		2,811,186
Vermont - 0.75%
City of Burlington Vermont Airport Revenue Bonds
4.00%, 7/1/2028 (Callable 7/1/2022)	750,000	740,063
Virginia - 1.43%
City of Chesapeake Virginia Expressway Toll Road Revenue Bonds
4.125%, 7/15/2042 (Callable 7/15/2022)	500,000	472,370
5.00%, 7/15/2047 (Callable 7/15/2022)	905,000	943,580
		1,415,950
Washington - 1.74%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 9/1/2022	190,000	193,354
5.25%, 9/1/2032 (Callable 9/1/2022)	1,000,000	1,018,750
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/1/2037 (Callable 12/1/2023)	500,000	507,060
		1,719,164
Wisconsin - 0.96%
Wisconsin Health & Educational Facilities Authority Revenue Bonds
5.25%, 12/1/2049 (Callable 12/1/2022)	1,000,000	948,320
TOTAL MUNICIPAL BONDS (Cost $95,290,120)		95,964,040

MONEY MARKET FUNDS - 3.71%	Shares	Value
Fidelity Institutional Money Market Funds - Government Portfolio, 0.28% (a)	3,661,915	3,661,915
TOTAL MONEY MARKET FUNDS (Cost $3,661,915)		3,661,915

Total Investments (Cost $98,952,035) - 100.86%		99,625,955
Liabilities in Excess of Other Assets - (0.86)%		(851,770)
TOTAL NET ASSETS - 100.00%		$98,774,185

Scheduled principal and interest payments are guaranteed by the following bond insurers.
AGC - Assured Guaranty Corp.
AGM - Assured Guaranty Municipal Corp.
AMBAC - Ambac Assurance Corp.
BAM - Build America Mutual
NATL - National Public Finance Guarantee
XLCA - Syncora Guarantee Inc.
The insurance does not guarantee the market value of the municipal bonds.
(a)	Rate shown is the 7-day annualized yield at November 30, 2016.
(b)	Security is considered illiquid. As of November 30, 2016, the value of these investments was $5,863,800 or 5.94% of total net assets.
(c)	Security is in default.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
November 30, 2016 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value.  These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2016, the Fund held illiquid securities with a value of $5,863,800 or 5.94% of total net assets.

Information concerning these illiquid securities is as follows:

	PAR	Dates Acquired	Cost Basis
Southcentral Minnesota Multi-County Housing & Redevelopment Authority, due 2000-2025	$10,110,000	9/04 – 2/14	$4,433,456

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$-	$95,964,040	$-	$95,964,040
Money Market Funds	3,661,915	-	-	3,661,915
Total Investments	$3,661,915	$95,964,040	$-	$99,625,955

Refer to the Fund’s schedule of investments for additional information. Transfers between levels are recognized at November 30, 2016, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended November 30, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$98,952,035

Gross unrealized appreciation	$2,718,004
Gross unrealized depreciation	(2,044,084)
Net unrealized appreciation	$673,920

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President
Date  January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date January 25, 2017

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date January 25, 2017

* Print the name and title of each signing officer under his or her signature.